                        [FINANCIAL INVESTORS TRUST LOGO]


                                  ANNUAL REPORT
                                  APRIL 30, 2001

================================================================================
An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT ADVISER
GE Asset Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

DISTRIBUTOR
ALPS Distributors, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-298-3442


                                    [GE LOGO]


[ALPS LOGO]     [GE LOGO]

INDEPENDENT AUDITORS' REPORT


[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of Financial Investors Trust, including the statements of investments, as of April 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of Financial Investors Trust as of April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 4, 2001

---------------
DELOITTE TOUCHE
INTERNATIONAL LOGO
---------------

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001

Face Value                                                                Value*
----------                                                                ------
              U.S. TREASURY OBLIGATIONS 22.51%
--------------------------------------------------------------------------------
              U.S. Treasury Notes:
$8,250,000    6.38%, 1/31/02                                          $8,388,719
 8,250,000    7.50%, 11/15/01                                          8,398,790
                                                                     -----------


TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $16,787,509)                                                  16,787,509
                                                                     -----------

    REPURCHASE AGREEMENTS COLLATERALIZED
    BY U.S. GOVERNMENT OBLIGATIONS 77.30%                                       Collateral Value
-------------------------------------------------------------------------------------------------
    Repurchase agreement with Bank America, 4.44%, dated
    4/30/01 and maturing 5/1/01, collateralized by U.S.
    Treasury Note, 5.75% due 11/15/05 and U.S. Treasury
    Bond, 6.25% due 5/15/30 with a repurchase amount
    of $3,200,395                                                  3,200,000          $3,264,574

    Repurchase agreement with Chase Securities Inc., 4.50%,
    dated 4/30/01 and maturing 5/1/01, collateralized by
    U.S. Treasury Notes, 5.5 - 5.75% due 3/31/03 - 4/30/03
    with a repurchase amount of $3,600,450                         3,600,000           3,672,044

    Repurchase agreement with Deutsche Bank Corp., 4.45%,
    dated 4/30/01 and maturing 5/1/01, collateralized by
    U.S. Treasury Strip, due 8/15/01 with a repurchase
    amount of $3,600,445                                           3,600,000           3,672,000

    Repurchase agreement with Dresdner Kleinwort Benson,
    4.50%, dated 4/30/01 and maturing 5/1/01, collateralized
    by U.S. Treasury Strip, due 8/15/12 - 4/15/28 with a
    repurchase amount of $3,200,400                                3,200,000           3,266,256

    Repurchase agreement with Goldman Sachs, 4.46%,
    dated 4/30/01 and maturing 5/1/01, collateralized by
    U.S. Treasury Bond, 6.63% due 2/15/27 with a repurchase
    amount of $3,200,396                                           3,200,000           3,264,035

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

                                                                  Value*         Collateral Value
                                                              ------------------------------------
       REPURCHASE AGREEMENTS COLLATERALIZED
       BY U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------
       Repurchase agreement with Merrill Lynch,
       4.35%, dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Strip, due
       5/15/06 with a repurchase amount of
       $3,200,387                                               $3,200,000              $3,265,848

       Repurchase agreement with Morgan Stanley
       Inc., 4.45%, dated 4/30/01  and maturing
       5/1/01, collateralized by U.S. Treasury
       Note, 5.88% due 11/30/01 with a repurchase
       amount of $3,200,396                                      3,200,000               3,265,291

       Repurchase agreement with Nesbitt Burns,
       4.46%, dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Note,
       5.00% due 2/15/11, and U.S. Treasury
       Bonds, 7.50 - 12.00% due 8/15/13 -
       11/15/16, with a repurchase amount of
       $3,200,396                                                3,200,000              3,264,741

       Repurchase agreement with SG Cowen, 4.50%,
       dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Notes,
       5.63 - 7.00% due 9/30/01 - 7/15/06 with
       a repurchase amount of $3,200,400                         3,200,000              3,473,287

       Repurchase agreement with Salomon, 4.40%,
       dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Note,
       5.63% due 5/15/08 with a repurchase
       amount of $3,200,391                                      3,200,000              3,266,527

       Repurchase agreement with State Street
       Bank Corp., 4.50%, dated 4/30/01 and
       maturing 5/1/01, collateralized by U.S.
       Treasury Note, 6.00% due 8/15/09 with a
       repurchase amount of $18,457,307                         18,455,000             19,859,495

       Repurchase agreement with Warburg Dillon
       Reed, 4.53%, dated 4/30/01 and maturing
       5/1/01, collateralized by U.S. Treasury
       Strip, due 1/15/11 with a repurchase
       amount of$3,200,403                                       3,200,000              3,267,054

       Repurchase agreement with Wheat First
       Securities, 4.47%, dated 4/30/01 and
       maturing 5/1/01, collateralized by U.S.
       Treasury Bond, 6.00% dated 2/15/26 with
       a repurchase amount of $3,200,397                         3,200,000              3,264,500
                                                              -----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $57,655,000)                                            57,655,000             60,065,652
                                                              -----------------------------------

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001 (CONTINUED)

                                                                        Value*
                                                                       --------
TOTAL INVESTMENTS
  (Cost $74,442,509)                                  99.81%         $74,442,509

Other Assets in Excess of Liabilities                  0.19%             147,122
                                                   -----------------------------
NET ASSETS                                           100.00%         $74,589,631
                                                   =============================

*See note 1 to financial statements.

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001

Face Value                                                             Value*
----------                                                             ------
               U.S. TREASURY OBLIGATIONS 5.23%
--------------------------------------------------------------------------------
               Federal Home Loan Bank
$18,000,000    4.88%, 1/22/02                                        $18,006,755
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $18,006,755)                                                  18,006,755
                                                                     -----------

               U.S. GOVERNMENT AGENCY OBLIGATIONS 28.97%
--------------------------------------------------------------------------------
               Federal Farm Credit Bank DN
14,000,000       4.76%, 10/15/01                                      13,689,754

               Federal Home Loan Mortgage Corp. DN
10,000,000       4.89%, 6/7/01                                         9,949,356
 5,650,000       4.09%, 8/16/01                                        5,581,285
10,000,000       4.75%, 12/6/01                                        9,709,823
18,000,000       4.61%, 1/31/02                                       17,363,198

               Federal National Mortgage Association DN
 9,000,000       6.29%, 5/3/01                                         8,996,764
 8,000,000       4.75%, 8/2/01                                         7,901,103
 8,000,000       4.95%, 8/9/01                                         7,888,851
 8,070,000       4.06%, 8/17/01                                        7,971,663
 1,825,000       4.41%, 9/13/01                                        1,794,763
 9,000,000       6.11%, 10/5/01                                        8,756,587
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $99,603,147)                                                  99,603,147
                                                                     -----------

FINANCIAL INVESTORS TRUST


U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001  (CONTINUED)

                                                                  Value*         Collateral Value
                                                              ------------------------------------
       REPURCHASE AGREEMENTS COLLATERALIZED
       BY U.S. GOVERNMENT OBLIGATIONS 66.13%
--------------------------------------------------------------------------------------------------
       Repurchase agreement with Bank America,
       4.44%, dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Bonds,
       6.25 - 11.63% due 11/15/04 - 05/15/30 with
       a repurchase amount of $16,802,072                      $16,800,000            $17,136,114

       Repurchase agreement with Chase Securities
       Inc., 4.50%, dated 4/30/01 and maturing
       5/1/01, collateralized by U.S. Treasury
       Note, 6.25% due 2/15/03 with a repurchase
       amount of $16,402,050                                    16,400,000             16,729,271

       Repurchase agreement with Deutsche Bank
       Corp., 4.45%, dated 4/30/01 and maturing
       5/1/01, collateralized by U.S. Treasury
       Strip, due 11/15/02 and U.S. Treasury
       Note, 5.75% due 6/30/01 with a repurchase
       amount of $16,402,027                                    16,400,000             16,728,000

       Repurchase agreement with Dresdner
       Kleinwort, 4.50%, dated 4/30/01 and
       maturing 5/1/01, collateralized by U.S.
       Treasury Bond, 5.25% dated 2/15/29 and
       U.S. Treasury Strip, due 8/15/12 with a
       repurchase amount of $16,802,100                         16,800,000             17,138,999

       Repurchase agreement with Goldman Sachs,
       4.46%, dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Bond,
       7.63% due 11/15/22 with a repurchase
       amount of $16,802,081                                    16,800,000             17,137,187

       Repurchase agreement with Merrill Lynch,
       4.35% dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Strip,
       due 5/15/06 with a repurchase amount
       of $16,802,030                                           16,800,000             17,136,925

       Repurchase agreement with Morgan Stanley
       Inc., 4.45%, dated 4/30/01 and maturing
       5/1/01, collateralized by U.S. Treasury
       Note, 6.50% due 2/15/10, with a repurchase
       amount of $16,802,077                                    16,800,000             17,137,599

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001  (CONTINUED)

                                                                  Value*         Collateral Value
                                                              ------------------------------------
       REPURCHASE AGREEMENTS COLLATERALIZED BY
       U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
--------------------------------------------------------------------------------------------------
       Repurchase agreement with Nesbitt Burns,
       4.46%, dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Bill, due
       7/5/01, U.S. Treasury Bond, 5.25% due
       2/15/29 and U.S. Treasury Note, 5.00% due
       2/15/11 with a repurchase amount of
       $16,802,081                                             $16,800,000            $17,136,563

       Repurchase agreement with SG Cowen, 4.50%,
       dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Notes,
       4.25 - 8.00% due 5/15/01 - 8/15/09, and
       U.S. Treasury Bonds, 10.75 - 13.13% due
       5/15/01 - 2/15/03 with a repurchase amount
       of $16,802,100                                           16,800,000             17,157,444

       Repurchase agreement with Salomon, 4.40%,
       dated 4/30/01 and maturing 5/1/01,
       collateralized by U.S. Treasury Bond,
       8.75% due 8/15/20 with a repurchase amount
       of $16,802,053                                           16,800,000             17,151,560

       Repurchase agreement with State Street
       Bank Corp., 4.50%, dated 4/30/01 and
       maturing 5/1/01, collateralized by U.S.
       Treasury Note, 6.75% due 5/15/05 with a
       repurchase amount of $26,578,322                         26,575,000             27,827,338

       Repurchase agreement with Warburg Dillon
       Reed, 4.53%, dated 4/30/01 and maturing
       5/1/01, collateralized by U.S. Treasury
       Strip due 1/15/11 with a repurchase amount
       of $16,802,114                                           16,800,000             17,139,070

       Repurchase agreement with Wheat First
       Securities, 4.47%, dated 4/30/01 and
       maturing 5/1/01, collateralized by U.S.
       Treasury Note, 5.88% due 11/15/04 and U.S.
       Treasury Bonds, 6.00 - 8.13% due
       8/15/19 - 5/15/30 with a repurchase amount
       of $16,802,086                                           16,800,000             17,136,077
                                                              -----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $227,375,000)                                          227,375,000            232,692,147
                                                              -----------------------------------

TOTAL INVESTMENTS
  (Cost $344,984,902)                          100.33%         344,984,902

Liabilities in Excess of Other Assets           (0.33)%         (1,129,225)
                                            ------------------------------

NET ASSETS                                     100.00%        $343,855,677
                                            ==============================

*See note 1 to financial statements.
DN  Discount Note

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001

Face Value                                                                                   Value*
----------                                                                                   ------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS 25.30%
-----------------------------------------------------------------------------------------------------
                     Farmer Mac
$   800,000             4.76%, 5/18/01                                                    $   798,194

                     Federal Farm Credit Bank - DN
    800,000             4.35%, 12/18/01                                                       777,629

                     Federal Home Loan Bank
  5,440,000             4.36%, 9/21/01 DN                                                   5,345,374
  5,600,000             4.90%, 2/7/02                                                       5,599,341

                     Federal Home Loan Mortgage Corp.
  1,850,000             4.09%, 8/16/01                                                      1,827,500

                     Federal National Mortgage Association - DN
  5,560,000             4.75%, 8/2/01                                                       5,491,266
  5,700,000             4.95%, 8/9/01                                                       5,620,726
  2,650,000             4.06%, 8/17/01                                                      2,617,708
  2,430,000             4.41%, 9/13/01                                                      2,389,740
                                                                                           ----------


TOTAL U.S. GOVERNMENT Agency obligations
  (Cost $30,467,478)                                                                       30,467,478
                                                                                           ----------


Due Date                           Discount Rate or Coupon Rate     Principal Amount
--------                           ----------------------------     ----------------
                                   CERTIFICATES OF DEPOSIT 17.47%
-------------------------------------------------------------------------------------------------------------------------
Bank of Montreal
7/10/01                             4.59%                            $  5,200,000          5,200,000

Bank of Nova Scotia
6/21/01                             4.75%                               5,280,000          5,280,000

Canadian Imperial Bank of Commerce
6/20/01                             4.76%                               5,280,000          5,280,000

Deutsche Bank
6/18/01                             4.75%                               5,280,000          5,280,000
                                                                      --------------------------------

TOTAL CERTIFICATES OF DEPOSIT
  (Cost $21,040,000)                                                                      21,040,000
                                                                                          ----------

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001  (CONTINUED)

Due Date                 Discount Rate or Coupon Rate                  Principal Amount        Value*
--------                ----------------------------                   ----------------        ------
                        COMMERCIAL PAPER  41.68%
---------------------------------------------------------------------------------------------------------
Abbey National PLC
07/12/01                4.57%                                              $5,000,000           $4,954,228

Barclays Bank
5/15/01                 4.47%                                               4,900,000            4,891,476

Citigroup
5/29/01                 4.43%                                               4,400,000            4,384,830

Credit Suisse Group
5/3/01                  4.99%                                               5,530,000            5,528,461

Dresdner Bank
5/8/01                  5.04%                                               5,600,000            5,594,469

J.P. Morgan
5/3/01                  4.98%                                               5,260,000            5,258,539

Merrill Lynch & Co.
6/22/01                 4.75%                                               2,000,000            1,986,254

Morgan Stanley
6/22/01                 4.29%                                               2,030,000            2,017,409

Royal Bank CDA
6/19/02                 4.65%                                               5,280,000            5,246,069

UBS AG
7/9/01                  4.54%                                               5,100,000            5,055,498

Wells Fargo & Co.
6/8/01                  4.74%                                               5,300,000            5,273,430
                                                                            ------------------------------


TOTAL COMMERCIAL PAPER
  (Cost $50,190,663)                                                                            50,190,663
                                                                                                ----------

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2001  (CONTINUED)

Due Date                Discount Rate or Coupon Rate                         Principal Amount    Value*
--------                ----------------------------                         ----------------    ------


                         TIME DEPOSITS 15.83%
-----------------------------------------------------------------------------------------------------------
Bayer Hypo Vere
5/1/01                   4.63%                                              $6,000,000           $6,000,000

Rabobank Nederland
5/1/01                   4.63%                                               6,000,000            6,000,000

State Street Corp.
5/1/01                   4.56%                                               2,056,000            2,056,000

Toronto Dominion
5/1/01                   4.66%                                               5,000,000            5,000,000
                                                                             ------------------------------

TOTAL TIME DEPOSITS
  (Cost $19,056,000)                                                                             19,056,000
                                                                                                 ----------



TOTAL INVESTMENTS
  (Cost $120,754,141)                                                           100.28%         120,754,141

Liabilities in Excess of Other Assets                                            (0.28)%           (332,098)
                                                                             ------------------------------

NET ASSETS                                                                      100.00%        $120,422,043
                                                                             ==============================


*See note 1 to financial statements.

FINANCIAL INVESTORS TRUST


STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001

                                                    U.S. TREASURY        U.S. GOVERNMENT           PRIME
                                                    MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                        FUND                  FUND                 FUND
                                                    --------------------------------------------------------
ASSETS
Investments, at amortized cost
   (which approximates market value)(1)
    - see accompanying statement                   $74,442,509           $344,984,902         $120,754,141
Interest receivable                                    423,366                269,506              170,995
Prepaid and other assets                                 5,921                  9,547                7,005
----------------------------------------------------------------------------------------------------------

     Total Assets                                   74,871,796            345,263,955          120,932,141
----------------------------------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                      262,809              1,332,232              477,953
Accrued investment advisory fee                          2,836                 11,248                4,033
Accrued administration fee                              15,616                 42,445               15,821
Accrued SEC registration fee                                 0                 20,506                    0
Other payables                                             904                  1,847               12,291
----------------------------------------------------------------------------------------------------------

     Total Liabilities                                 282,165              1,408,278              510,098
----------------------------------------------------------------------------------------------------------

NET ASSETS                                         $74,589,631           $343,855,677         $120,422,043
----------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                    $74,617,268           $343,948,133         $120,428,205
Accumulated net realized loss                          (27,637)               (92,456)              (6,162)
----------------------------------------------------------------------------------------------------------

NET ASSETS                                         $74,589,631           $343,855,677         $120,422,043 (2)
----------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding (3)       74,617,268            343,796,844          120,428,205 (2)
----------------------------------------------------------------------------------------------------------

Net asset value and redemption value per share            $1.00                  $1.00               $1.00
----------------------------------------------------------------------------------------------------------



(1) Including repurchase agreements for the U.S. Treasury Money Market and U.S. Government Money Market Funds in the amounts of $57,655,000 and $227,375,000 respectively.

(2) Prime Money Market Fund

                                                        Net Assets    Shares Outstanding
                                                        ----------    ------------------
           Class I                                     120,383,381       120,389,525
           Class II                                         38,662            38,680

(3) On April 30, 2001, there was an unlimited number of no par value shares of beneficial interest authorized.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

                                                    U.S. TREASURY        U.S. GOVERNMENT           PRIME
                                                    MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                        FUND                  FUND                 FUND
                                                        ----                  ----                 ----
INVESTMENT INCOME                                  $4,960,086            $19,070,745            $8,063,995
-----------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                       40,345                123,785                 51,519
Administration services (Note 2)                       600,002               495,138                368,398
Legal                                                       70                 1,232                    134
Insurance                                                2,697                 8,033                      -
SEC Registration                                             -                20,506                      -
State Registration                                         229                   749                      -
  Class I                                                    -                     -                    569
  Class II                                                   -                     -                      1
Distribution - Class II                                      -                     -                    484
Other                                                    3,139                 4,041                  3,557
-----------------------------------------------------------------------------------------------------------

Total Expenses                                         646,482               653,484                424,662
-----------------------------------------------------------------------------------------------------------

Expenses waived by administrator                      (380,209)              (34,525)              (166,645)
-----------------------------------------------------------------------------------------------------------

Net Expenses                                           266,273               618,959                258,017
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                4,693,813            18,451,786              7,805,978
-----------------------------------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS                             -                73,155                    523
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $4,693,813           $18,524,941             $7,806,501
===========================================================================================================


See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                    U.S. TREASURY                     U.S. GOVERNMENT
                                                    MONEY MARKET                       MONEY MARKET
                                                        FUND                               FUND
                                           ------------------------------------------------------------------
                                             FOR THE          FOR THE           FOR THE            FOR THE
                                            YEAR ENDED      YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          APRIL 30, 2001   APRIL 30, 2000     APRIL 30, 2001    APRIL 30, 2000
                                          ====================================================================
OPERATIONS
Net investment income                      $4,693,813       $4,437,430         $18,451,786      $14,701,489
Net realized gain/(loss) on investments             -                -              73,155           (1,193)
--------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                          4,693,813        4,437,430          18,524,941       14,700,296
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
   investment income                       (4,693,813)      (4,437,430)        (18,451,786)     (14,701,489)
--------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                               150,281,553      154,467,209       1,285,806,290      984,216,243
Dividends reinvested                        4,633,170        4,037,883          16,802,091       12,733,950
Shares redeemed                          (159,268,358)    (170,424,178)     (1,181,978,271)  (1,126,129,656)
-------------------------------------------------------------------------------------------------------------

Change in net assets derived from
   beneficial interest transactions        (4,353,635)     (11,919,086)        120,630,110    (129,179,463)
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS                           (4,353,635)     (11,919,086)        120,703,265    (129,180,656)

NET ASSETS:
Beginning of period                        78,943,266       90,862,352         223,152,412     352,333,068
------------------------------------------------------------------------------------------------------------

End of period                             $74,589,631      $78,943,266        $343,855,677    $223,152,412
==============================================================++============================================


(1) At net asset value of $1.00 per share.

See notes to financial statements.

FINANCIAL INVESTORS TRUST


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      PRIME MONEY MARKET FUND
                                                              ----------------------------------------
                                                                  FOR THE                 FOR THE
                                                                 YEAR ENDED              YEAR ENDED
                                                              APRIL 30, 2001           APRIL 30, 2000
                                                              ----------------------------------------
OPERATIONS
Net investment income                                         $   7,805,978           $     9,757,505
Net realized gain (loss) on investments                                 523                    (6,728)
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                                7,806,501                 9,750,777
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                        (7,794,591)               (9,750,052)
  Class II                                                          (11,387)                   (7,453)
------------------------------------------------------------------------------------------------------
Net decrease in net assets from distributions                    (7,805,978)               (9,757,505)
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                               431,355,138               994,770,000
      Dividends reinvested                                        1,535,322                 4,930,917
      Shares redeemed                                          (452,512,206)           (1,026,946,937)
  Class II
      Shares sold                                                 2,895,000                 2,375,000
      Dividends reinvested                                           11,509                     6,910
      Shares redeemed                                            (2,900,000)               (2,352,000)
------------------------------------------------------------------------------------------------------
Change in net assets derived from
  beneficial interest transactions                              (19,615,237)              (27,216,110)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                      (19,614,714)              (27,222,838)

NET ASSETS:
Beginning of period                                             140,036,757               167,259,595
------------------------------------------------------------------------------------------------------
End of period                                                 $ 120,422,043           $   140,036,757
------------------------------------------------------------------------------------------------------

(1)  At net asset value of $1.00 per share.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                                                          For the Year
                                                                         Ended  April 30,
                                                     2001          2000          1999            1998              1997
                                                 -----------------------------------------------------------------------
Net asset value - beginning of period            $   1.00       $   1.00       $   1.00       $    1.00        $    1.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATION
Net investment income                                0.06           0.05           0.05            0.05             0.05
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                (0.06)         (0.05)         (0.05)          (0.05)           (0.05)
------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $   1.00       $   1.00       $   1.00       $    1.00        $    1.00
------------------------------------------------------------------------------------------------------------------------
Total return                                         5.92%          5.01%          4.90%           5.30%            5.15%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $ 74,590       $ 78,943       $ 90,862       $ 138,169        $ 167,692
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              0.33%          0.33%          0.33%           0.33%            0.30%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                 5.82%          4.85%          4.83%           5.18%            5.02%
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                0.80%          0.72%          0.57%           0.55%            0.67%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers             5.34%          4.46%          4.59%           4.96%            4.65%
------------------------------------------------------------------------------------------------------------------------


(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):


                                                                               For the Year
                                                                             Ended April 30,
                                                      2001             2000             1999             1998             1997
                                               -------------------------------------------------------------------------------
Net asset value - beginning of period          $      1.00      $      1.00      $      1.00      $      1.00      $      9.97
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.06             0.05             0.05             0.05             0.14
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 (0.06)           (0.05)           (0.05)           (0.05)           (0.14)
Stock Split (Note 3)                                  0.00             0.00             0.00             0.00            (8.97)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                       (0.06)           (0.05)           (0.05)           (0.05)           (9.11)
------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
------------------------------------------------------------------------------------------------------------------------------
Total return                                          6.14%            5.27%            5.16%            5.48%            5.23%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                $   343,856      $   223,152      $   352,333      $   150,222      $    87,416
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               0.20%            0.20%            0.20%            0.20%            0.23%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                  5.96%            5.12%            5.01%            5.35%            5.13%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                 0.21%            0.22%            0.24%            0.31%            0.39%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers              5.95%            5.10%            4.96%            5.24%            4.97%
------------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:


                                                                                       For the Period
                                                        For The Year Ended           December 10, 1998 to
                                                 April 30, 2001     April 30, 2000   April 30, 1999(1)
                                                 -----------------------------------------------------
Net asset value - beginning of period            $      1.00        $      1.00        $      1.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.06               0.05               0.02
--------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                   (0.06)             (0.05)             (0.02
--------------------------------------------------------------------------------------------------
Net asset value - end of period                  $      1.00        $      1.00        $      1.00
--------------------------------------------------------------------------------------------------
Total return                                            6.23%              5.43%              4.82%(2)
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $   120,383        $   140,005        $   167,257
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 0.20%              0.20%              0.20%(2)
--------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                    6.06%              5.37%              4.71%(2)
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                   0.33%              0.28%              0.66%(2)
--------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                5.93%              5.28%              4.25%(2)
--------------------------------------------------------------------------------------------------

(1) Class I commenced operations on December 10, 1998.

(2) Annualized

See notes to financial statements.

FINANCIAL INVESTORS TRUST


PRIME MONEY MARKET FUND - CLASS II
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                               For the Period
                                                         For The Year Ended                December 23, 1998 to
                                                 April 30, 2001          April 30, 2000     April 30, 1999(1)
                                                 ------------------------------------------------------------
Net asset value - beginning of period                $ 1.00                 $ 1.00                 $ 1.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.06                   0.05                   0.02
---------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.06)                 (0.05)                 (0.02)
---------------------------------------------------------------------------------------------------------
Net asset value - end of period                      $ 1.00                 $ 1.00                 $ 1.00
---------------------------------------------------------------------------------------------------------
Total return                                           5.97%                  5.17%                  4.55%(2)
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $   39                 $   32                 $    2
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.45%                  0.45%                  0.45%(2)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                   5.88%                  5.11%                  4.53%(2)
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                  0.58%                  0.57%                  1.24%(2)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers               5.75%                  4.99%                  3.74%(2)
---------------------------------------------------------------------------------------------------------

(1) Class II commenced operations on December 23, 1998.

(2) Annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

         The Prime Money Market Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.


         REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

         At April 30, 2001, the U.S. Treasury MoneyMarket, U.S. Government Money Market and Prime Money Market Funds had available for federal income tax purposes unused capital loss carryovers of $18,459, $92,457 and $6,153 respectively, expiring between 2003 and 2008.

         EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

         The Trust has entered into Investment Advisory Agreements with GE Asset Management Incorporated ("GEAM"). Pursuant to these advisory agreements, GEAM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                 U.S. Treasury        U.S. Government              Prime
Average Net Assets             Money Market Fund     Money Market Fund       Money Market Fund
----------------------------------------------------------------------------------------------
First $500 million                   0.05%                 0.04%                   0.04%
Next $500 million                   0.075%                 0.06%                   0.06%
Next $500 million                    0.10%                 0.08%                   0.08%
In excess of $1.5 billion            0.15%                 0.08%                   0.08%


            ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:


                              U.S. Treasury       U.S. Government               Prime
Average Net Assets         Money Market Fund*   Money Market Fund*       Money Market Fund*
-------------------------------------------------------------------------------------------
First $500 million                0.26%                0.16%                    0.16%
Next $500 million                 0.24%                0.14%                    0.14%
In excess of $1 billion           0.22%                0.12%                    0.12%


*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

         ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the expense limitations adopted by ALPS until at least April 30, 2002. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

         Administration services include: fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

         The Trustees have adopted a Distribution Plan on behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .25% of the average net assets of Class II.

         Shareholders holding more than 10% of the Funds' outstanding shares as of April 30, 2001, constituted 19.0 percent of the U.S. Treasury Money Market Fund, 23.0 percent of the U.S. Government Money Market Fund and 90.7 percent of the Prime Money Market Fund.

3.   FUNDAMENTAL CHANGES

         At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.

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